Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of revenue

The Company has disaggregated its revenue from contracts with customers as follows:

		For the years ended March 31,
		2026	2025	2024
		USD	USD	USD
Types of revenue	Point of recognition
Substructure services	Over-time	7,205,749	7,370,545	5,674,872
Consultancy services	Over-time	-	-	80,769
Total		7,205,749	7,370,545	5,755,641